Document and Entity Information Document	Nov. 08, 2019
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	SunTrust Banks, Inc
Document Period End Date	Nov. 08, 2019
Document Type	8-K
Entity Incorporation, State or Country Code	GA
Entity File Number	001-08918
Entity Tax Identification Number	58-1575035
Entity Address, Address Line One	303 Peachtree Street, N.E.,
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
Entity Central Index Key	0000750556
City Area Code	(800)
Local Phone Number	786-8787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Trading Symbol	STI
Security Exchange Name	NYSE
Title of 12(b) Security	Common Stock
Preferred Class A [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Trading Symbol	STI PRA
Security Exchange Name	NYSE
Title of 12(b) Security	Perpetual Preferred Stock, Series A	[1]
Preferred Class B [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Trading Symbol	STI/PRI
Security Exchange Name	NYSE
Title of 12(b) Security	Perpetual Preferred Stock, Series B	[2]

[1]	Depositary Shares, Each Representing a 1/4000th Interest in a Share of Perpetual Preferred Stock, Series A
[2]	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities of SunTrust Preferred Capital I (representing interests in shares of Perpetual Preferred Stock, Series B)